RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - Condensed Net Loss Adjustments (USD $)	0 Months Ended	3 Months Ended													4 Months Ended	9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended
	Apr. 29, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Net Loss		$ (1,624,503)	$ (1,453,477)	$ (856,619)	$ (979,769)	$ (1,785,795)	$ (11,088,163)	$ (621,271)	$ (235,432)	$ (174,767)	$ (185,191)	$ (115,880)	$ (82,668)	$ (5,296)	$ (23,653)	$ (3,248,438)	$ (3,622,184)	$ (5,075,659)	$ (12,119,633)	$ (17,607,980)	$ (20,856,419)
Net loss per share - basic and diluted (as restated) (in Dollars per share)		$ (0.01)		$ (0.01)												$ (0.02)	$ (0.03)	$ (0.04)	$ (0.13)
Weighted average shares outstanding - basic and diluted (in Shares)		151,019,307		138,431,367												137,142,426	131,461,321	133,060,503	90,751,588
Change in operating expenses		1,620,817		992,057												3,926,953	5,019,742	6,004,298	1,717,562	8,117,769	11,485,139
Change in fair value of derivative liabilities		66,492		149,793												7,626,121	2,141,178	1,668,082	(10,284,733)	(8,616,651)	(990,531)
Increase in interest expense related to derivative liabilities	1,027,381
Scenario, Previously Reported [Member]
Net Loss																		(5,114,948)	(1,834,900)	(7,362,536)
Scenario, Adjustment [Member]
Change in operating expenses																		(1,017,786)		(1,017,786)
Change in fair value of derivative liabilities																		1,668,082	(10,284,733)	(8,616,651)
Increase in interest expense related to derivative liabilities																		(611,007)		(611,007)
Restatement Adjustment [Member]
Net Loss																		$ (5,075,659)	$ (12,119,633)	$ (17,607,980)
Net loss per share - basic and diluted (as restated) (in Dollars per share)																		$ (0.04)	$ (0.09)
Weighted average shares outstanding - basic and diluted (in Shares)																		133,060,503	138,431,367